Business Segment Information	12 Months Ended
Jan. 31, 2012
Segment Reporting [Abstract]
Business Segment Information
BUSINESS SEGMENT INFORMATION
The Company has one reportable segment, Verint. The results of CTI's holding company operations, are included in the column captioned “All Other” as part of the Company's business segment presentation.
On October 31, 2012, CTI completed the Share Distribution. Accordingly, the Company no longer presents the reportable segments Comverse BSS and Comverse VAS and Comverse's operations previously included in All Other have been removed therefrom as Comverse's results of operations are included in discontinued operations for the fiscal years ended January 31, 2012, 2011 and 2010. In addition, on August 1, 2012, CTI entered into the Starhome Share Purchase Agreement with unaffiliated purchasers and completed the Starhome Disposition on October 19, 2012. Accordingly, Starhome's results of operations, which previously were included in “All Other,” are included in discontinued operations for the fiscal years ended January 31, 2012, 2011 and 2010.
For a more comprehensive discussion relating to the Company's reportable segments, see Note 1, Organization, Business, and Summary of Significant Accounting Policies.
Segment Performance
The Company evaluates its business by assessing the performance of its operating segment. CTI's Chief Executive Officer is its chief operating decision maker (“CODM”). The CODM uses segment performance, as defined below, as the primary basis for assessing the financial results of the operating segment and for the allocation of resources. Segment performance, as the Company defines it in accordance with the FASB's guidance relating to segment reporting, is not necessarily comparable to other similarly titled captions of other companies. Segment performance, as defined by management, represents operating results of a segment without the impact of significant expenditures incurred by the segment in connection with the efforts to become or remain current in periodic reporting obligations under the federal securities laws which are expected to be eliminated over time, certain non-cash charges, and certain other gains and charges.
Segment performance is computed by management as income (loss) from operations adjusted for the following: (i) stock-based compensation expense; (ii) amortization of acquisition-related intangibles; (iii) compliance-related professional fees; (iv) compliance-related compensation and other expenses; (v) strategic evaluation related costs; (vi) litigation settlements and related costs; (vii) acquisition-related charges; (viii) restructuring and integration charges; and (ix) certain other gains and charges. Compliance-related professional fees and compliance-related compensation and other expenses relate to fees and expenses incurred in connection with the Company's efforts to (a) complete current and previously issued financial statements and audits of such financial statements, (b) become current in its periodic reporting obligations under the federal securities laws, and (c) remediate material weaknesses in internal control over financial reporting. Compliance-related professional fees and compliance-related compensation and other expenses recorded for the fiscal year ended January 31, 2012 also relate to fees and expenses incurred in connection with the timely filing of certain periodic reports which fees and expenses are expected to be eliminated over time as the Company enhances its internal finance and accounting personnel to replace external consultants currently assisting it in the preparation of periodic reports. Strategic evaluation related costs include financial advisory, accounting, tax, consulting and legal fees incurred in connection with our evaluation of strategic alternatives, including the Share Distribution.
In evaluating segment performance, management uses segment revenue, which consists of revenue generated by the segment, including intercompany revenue. Certain segment performance adjustments relate to expenses included in the calculation of income (loss) from operations, while, from time to time, certain segment performance adjustments may be presented as adjustments to revenue. In calculating Verint's segment performance for the fiscal year ended January 31, 2012, the presentation of segment revenue gives effect to segment revenue adjustments that represent the impact of fair value adjustments required under the FASB's guidance relating to acquired customer support contracts that would have otherwise been recognized as revenue on a stand-alone basis with respect to acquisitions consummated by Verint during the periods presented. Verint did not have segment revenue adjustments for the fiscal years ended January 31, 2011 and 2010.

The tables below present information about total revenue, total costs and expenses, income (loss) from operations, interest expense, depreciation and amortization, other non-cash items, and segment performance for the fiscal years ended January 31, 2012, 2011 and 2010:

	Verint	All Other	Consolidation
	(In thousands)
Fiscal Year Ended January 31, 2012:
Total revenue	$782,648	$—	$782,648
Total costs and expenses	$696,170	$88,430	$784,600
Income (loss) from operations	$86,478	$(88,430)	$(1,952)
Computation of segment performance:
Total revenue	$782,648	$—
Segment revenue adjustment	13,599	—
Segment revenue	$796,247	$—
Total costs and expenses	$696,170	$88,430
Segment expense adjustments:
Stock-based compensation expense	27,910	5,040
Amortization of acquisition-related intangibles	35,302	—
Compliance-related professional fees	1,012	25,285
Strategic evaluation related costs	—	11,144
Litigation settlements and related costs	—	4,968
Acquisition-related charges	9,061	—
Other	3,190	17
Segment expense adjustments	76,475	46,454
Segment expenses	619,695	41,976
Segment performance	$176,552	$(41,976)

Interest expense	$(32,358)	$(21)	$(32,379)
Depreciation and amortization	$(53,040)	$(260)	$(53,300)
Other non-cash items (1)	$(270)	$—	$(270)

(1)	Other non-cash items consist of write-downs of property and equipment and capitalized software.

	Verint	All Other	Consolidated
	(In thousands)
Fiscal Year Ended January 31, 2011:
Total revenue	$726,799	$—	$726,799
Total costs and expenses	$653,694	$79,379	$733,073
Income (loss) from operations	$73,105	$(79,379)	$(6,274)
Computation of segment performance:
Total revenue	$726,799	$—
Segment revenue adjustment	—	—
Segment revenue	$726,799	$—
Total costs and expenses	$653,694	$79,379
Segment expense adjustments:
Stock-based compensation expense	46,819	6,796
Amortization of acquisition-related intangibles	30,554	—
Compliance-related professional fees	28,913	50,668
Compliance-related compensation and other expenses	—	45
Strategic evaluation related costs	—	3,065
Litigation settlements and related costs	—	(17,060)
Acquisition-related charges	1,690	—
Other	3,505	—
Segment expense adjustments	111,481	43,514
Segment expenses	542,213	35,865
Segment performance	$184,586	$(35,865)

Interest expense	$(29,896)	$(17)	$(29,913)
Depreciation and amortization	$(48,951)	$(254)	$(49,205)
Other non-cash items (1)	$(334)	$—	$(334)

(1)	Other non-cash items consist of write-downs of property and equipment.

	Verint	All Other	Consolidated
	(In thousands)
Fiscal Year Ended January 31, 2010:
Total revenue	$703,633	$60	$703,693
Total costs and expenses	$637,954	$56,894	$694,848
Income (loss) from operations	$65,679	$(56,834)	$8,845
Computation of segment performance:
Total revenue	$703,633	$60
Segment revenue adjustment	—	—
Segment revenue	$703,633	$60
Total costs and expenses	$637,954	$56,894
Segment expense adjustments:
Stock-based compensation expense	44,237	7,398
Amortization of acquisition-related intangibles	30,289	—
Compliance-related professional fees	54,472	12,704
Compliance-related compensation and other expenses	—	3,157
Strategic evaluation related costs	—	236
Litigation settlements and related costs	—	2,771
Acquisition-related charges	762	—
Restructuring and integration charges	141	—
Other	39	1,759
Segment expense adjustments	129,940	28,025
Segment expenses	508,014	28,869
Segment performance	$195,619	$(28,809)

Interest expense	$(24,964)	$(103)	$(25,067)
Depreciation and amortization	$(49,290)	$(151)	$(49,441)
Other non-cash items (1)	$(159)	$(491)	$(650)

(1)	Other non-cash items consist of write-downs and impairments of intangible assets and property and equipment.
As of January 31, 2012, 2011 and 2010, total assets of Verint were as follows:

	January 31,
	2012	2011	2010
	(In thousands)
Verint	$1,564,923	$1,441,424	$1,461,818

These amounts do not reflect intercompany eliminations.
Revenue by major geographical region is based upon the geographic location of the customers who purchase the Company’s products and services. The geographical locations of distributors, resellers and systems integrators who purchase products and utilize the Company’s services may be different from the geographical locations of end customers. Revenue by geographic region and revenue by geographic region as a percentage of total revenue, for the fiscal years ended January 31, 2012, 2011 and 2010 was as follows:

	Fiscal Years Ended January 31,
	2012		2011		2010
	(Dollars in thousands)
United States	$342,479	44%	$292,604	40%	$328,420	47%
United Kingdom	83,787	11%	102,389	14%	65,793	9%
Other foreign (1)	356,382	45%	331,806	46%	309,480	44%
Total	$782,648	100%	$726,799	100%	$703,693	100%
(1) Other foreign consists of numerous countries, none of which represents more than 5% of total revenue in any fiscal year presented.
Long-lived assets primarily consist of property and equipment, net, goodwill and other intangible assets, capitalized software development costs, net, deferred costs of revenue and deferred income taxes. The Company believes that property and equipment, net, is exposed to the geographic area risks and uncertainties more than other long-lived assets, because these tangible assets are difficult to move and are relatively illiquid.

Property and equipment, net, by country of domicile consists of the following as of January 31, 2012 and 2011:

	January 31,
	2012	2011
	(In thousands)
United States	$12,970	$11,137
Israel	10,150	8,226
Germany	2,309	2,474
UK	2,024	796
Canada	694	371
Other	1,706	1,992
	$29,853	$24,996